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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: December 31, 2001

                Name of Registrant : The SMALLCap Fund, Inc.(TM)
                                     By: Fran Pollack-Matz, Secretary

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                                                                    Approximate Asset
                                      Number of                    Value or approximate
   Date of each   Identification       Shares        Price per      asset coverage per     Name of Seller or
   Transaction     of Security       Purchased         Share         share at time of      of Seller's Broker
                                                                        purchase
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
     12/03/01     Common Stock          5,700         10.500             11.668              Weeden & Co. LP
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     12/07/01     Common Stock          3,500         10.950             12.248              Weeden & Co. LP
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     12/10/01     Common Stock          6,600         10.969             12.216              Weeden & Co. LP
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     12/10/01     Common Stock         11,800         10.979             12.216              Weeden & Co. LP
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     12/11/01     Common Stock          3,000         10.870             12.099              Weeden & Co. LP
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     12/17/01     Common Stock          3,000         10.640             11.832              Weeden & Co. LP
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     12/19/01     Common Stock          7,600         10.740             12.131              Weeden & Co. LP
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     12/19/01     Common Stock          4,000         10.740             12.131              Weeden & Co. LP
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     12/20/01     Common Stock          6,800         10.810             12.056              Weeden & Co. LP
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     12/24/01     Common Stock          3,800         10.747             12.041              Weeden & Co. LP
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     12/24/01     Common Stock          5,000         10.730             12.041              Weeden & Co. LP
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     12/26/01     Common Stock          3,800         10.830             12.088               Weeden & Co.LP
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     12/26/01     Common Stock          5,000         10.850             12.088              Weeden & Co. LP
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     12/27/01     Common Stock          3,800         10.920             12.220              Weeden & Co. LP
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